Initial Public Offering (Details) - USD ($)		1 Months Ended	9 Months Ended
	Aug. 12, 2021	Aug. 23, 2021	Dec. 31, 2021	Sep. 20, 2021
Initial Public Offering (Details) [Line Items]
Underwriting fees	$ 1,250,000
Expenses	973,988
Deferred underwriting commissions	$ 1,500,000
Private sale units (in Shares)			276,250
Purchase price per unit (in Dollars per share)			$ 10
Proceeds value of initial public offering			$ 2,762,500
Additional gross proceeds		$ 183,480
Additional private sale units (in Shares)		18,348
Net proceeds		$ 7,339,200
IPO [Member]
Initial Public Offering (Details) [Line Items]
Share issued (in Shares)	5,000,000
Stock price per share (in Dollars per share)	$ 10
Gross proceeds	$ 50,000,000
Offering costs	2,223,988
Net proceeds	50,000,000
Gross proceeds percentage			3.00%
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Deferred underwriting commissions	$ 1,725,000
Underwriters purchased (in Shares)		733,920
Additional units per share (in Dollars per share)		$ 10
Additional gross proceeds		$ 7,339,200
Over-Allotment Option [Member] | Common Stock [Member]
Initial Public Offering (Details) [Line Items]
Shares issued (in Shares)			4,020
Private Placement [Member] | IPO [Member]
Initial Public Offering (Details) [Line Items]
Net proceeds				$ 57,338,908